Debt (Tables)	3 Months Ended
Mar. 31, 2024
Debt
Schedule outstanding principal balances on each loan facility

	As of
In thousands of U.S. Dollars	March 31, 2024	December 31, 2023
Nordea/SEB Revolving Facility	—	—
ABN/CACIB Joint Bank Facility	—	45,872
ABN/CACIB Revolving Facility	14,194	—
ABN AMRO Revolving Facility	8,919	932
Total debt	23,113	46,804
Deferred finance fees	—	(778)
Net total debt	23,113	46,026
Current portion of long-term debt	—	6,713
Current portion of deferred finance fees	—	(277)
Total current portion of long-term debt	—	6,436
Non-current portion of long-term debt	23,113	39,590

Schedule of future minimum repayments under the loan facilities

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As of
In thousands of U.S. Dollars	March 31, 2024
2024(1)	—
2025	8,919
2026	—
2027	14,194
2028	—
23,113

(1) Nine-month period ending December 31, 2024